Financial instruments	6 Months Ended
Jun. 30, 2025
Financial instruments
Financial instruments

Note 4:  Financial Instruments

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, lease liabilities and interest-bearing loans and borrowings.

The Group has certain equity investments that are categorised as Level 3 in the fair value hierarchy that are held at $523m (31 December 2024: $353m) and for which a fair value loss of $35m has been recognised in the six months ended 30 June 2025 (H1 2024: fair value gain of $1m). In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusted as necessary for impairments and revaluations on new funding rounds, which are seen to approximate the fair value. All other fair value gains and/or losses that are presented in Net gains/(losses) on equity investments measured at fair value through other comprehensive income, in the Condensed consolidated statement of comprehensive income for the six months ended 30 June 2025 are Level 1 fair value measurements, valued based on quoted prices in active markets.

Financial instruments measured at fair value include $1,880m of other investments, $5,597m held in money-market funds and $504m of derivatives as at 30 June 2025. With the exception of derivatives being Level 2 fair valued, and certain equity instruments of $523m categorised as Level 3, the aforementioned balances are Level 1 fair valued. Financial instruments measured at amortised cost include $32m of cash collateral pledged to counterparties. The total fair value of Interest-bearing loans and borrowings as at 30 June 2025, which have a carrying value of $32,839m in the Condensed consolidated statement of financial position, was $32,203m.

Table 22: Contingent consideration

	2025			2024
	Diabetes
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	1,309	442	1,751	2,137
Additions through business combinations	-	-	-	198
Settlements	(518)	(111)	(629)	(474)
Revaluations	(30)	-	(30)	251
Discount unwind	21	11	32	57
At 30 June	782	342	1,124	2,169

Contingent consideration arising from business combinations is fair valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

The contingent consideration balance relating to BMS’s share of the global diabetes alliance of $782m (31 December 2024: $1,309m) would increase/decrease by $78m with an increase/decrease in sales of 10%, as compared with the current estimates.